Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
Financial Assets:
Tribute warrant	$ 204	$ 265
Tribute warrant	204	265
Available-for-sale securities	3,119	3,000
Financial Liabilities:
Warrant liability	292	288
Warrant liability	292	288
Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Tribute warrant	204	265
Financial Liabilities:
Warrant liability	292	288
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Available-for-sale securities	3,119	3,000
Tribute Warrant [Member]
Financial Assets:
Tribute warrant	204
Tribute warrant		265
Tribute Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Tribute warrant	$ 204	$ 265